Offerings - Offering: 1	Oct. 04, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $2.0833 per share
Amount Registered | shares	28,780,041
Maximum Aggregate Offering Price	$ 824,728,044.18
Fee Rate	0.01531%
Amount of Registration Fee	$ 126,265.87
Offering Note
(1)
Represents the maximum number of shares of common stock, par value $2.0833 per share, of Wesbanco, Inc. (“Wesbanco”) issuable upon the completion of the merger of Premier Financial Corporation (“Premier Financial”) and Wesbanco pursuant to the Agreement and Plan of Merger, dated as of July 26, 2024, by and among Wesbanco, Wesbanco Bank, Inc., Premier Financial and Premier Bank (the “Merger”), in exchange for shares of common stock of Premier Financial, par value $0.01 per share, including in connection with outstanding Premier Financial stock options, restricted stock and performance awards.

(2)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and computed pursuant to Rules 457(c) and 457(f)(1) under the Securities Act. The proposed maximum aggregate offering price was calculated as the product of  (i) $22.925, the average of the high and low sales prices of Premier Financial common stock as reported on the Nasdaq Global Select Market on October 2, 2024 and (ii) 35,975,051, the estimated maximum number of shares of Premier Financial common stock that may be exchanged in connection with the Merger, including in connection with outstanding Premier Financial stock options, restricted stock and performance awards.